Supplement dated April 26, 2004 to Prospectus

and Statement of Additional Information of:

SOCIAL ETHICS AND RELIGIOUS VALUES FUND, dated January 28, 2004

CAPSTONE GROWTH FUND (a Series of Capstone Series Fund, Inc.), dated March 1, 2004

CHRISTIAN STEWARDSHIP LARGE CAP EQUITY INDEX FUND
(a Series of Capstone Christian Values Fund, Inc.), dated August 28, 2003

Change of Transfer Agent:

Effective May 24, 2004, the Transfer Agent will be changed to BISYS Fund Services.

New Transfer Agent Address:

Capstone Group of Mutual Funds
c/o BISYS Fund Services
P.O. Box 183004
Columbus, Ohio 43218-3004

The toll-free number (800) 695-3208 will remain unchanged.